INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Jun. 30, 2013
Long-term deferred tax assets and liabilities:
Federal net operating loss	$ 380,000
Valuation allowance	(380,000)
Net long-term deferred tax assets